UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one):  [ ] is a restatement.

                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bernzott Capital Advisors

Address: 888 West Ventura Blvd, Suite B
         Camarillo, CA  93010

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name: Peter F. Banks
Title: President and Chief Investment Officer
Phone: 805-389-9445
Signature,              Place,                   and Date of Signing:
Peter F. Banks       Camarillo, CA                  April 2, 2004
Report Type (Check only one):
[ ] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[X] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:           30
Form 13F Information Table Value Total:       157473
List of Other Included Managers:                None




FORM 13F INFORMATION TABLE

                      TITLE OF                VALUE     SHARES/ SH
NAME OF ISSUER         CLASS       CUSIP     (x$1000)   PRN AMT PR

ALLIED CAPITAL CORP      COM      01903q108     4478     147850  SH
ALLTEL CORP              PFD CONV 020039822     9464     186602  SH
AMERICAN STATES WATER CO COM      029899101     7137     292504  SH
ATMOS ENERGY CORP        COM      049560105     2063      80700  SH
BERKSHIRE HATHAWAY INC   COM      084670207     4262       1370  SH
CAPITAL AUTOMOTIVE REIT  COM      139733109     5359     151780  SH
CAPITAL AUTOMOTIVE REIT	 PFD	  139733117	9242	 358200	 SH
CEDAR FAIR L P           LTD PART 150185106     6358     181800  SH
ENTERTAINMENT PROP TR    COM      29380t105     7376     180310  SH
FEDERAL REALTY INV TR    COM      313747206     6122     132500  SH
GATX CORP                COM      361448103     9187     414404  SH
GENUINE PARTS CO         COM      372460105     1343      41050  SH
HRPT PROPERTIES TRUST    COM      40426w101     6919     612344  SH
HEALTH CARE PROP INV INC COM      421915109     7427     262444  SH
ISTAR FINANCIAL INC      COM      45031u101     6185     146210  SH
MCDONALDS CORP           COM      580135101     6443     225500  SH
MERCK & CO               COM      589331107     8242     186515  SH
PACIFIC CAPITAL BANCORP  COM      69404p101     4391     110689  SH
PFIZER INC               COM      717081103       72       2055  SH
PLUM CREEK TIMBER CO INC COM      729251108     5745     176875  SH
QUAKER CHEMICAL          COM	  747316107     3246     127800  SH
SAN JOAQUIN BANK         COM      79805p105     3622     156809  SH
SONOCO			 COM	  835495102	7912	 325854	 SH
TECO ENERGY INC          COM      872375100     7898     539867  SH
TRIZEC PROPERTIES INC    COM      89687p107     8895     518675  SH
UNITED DOMIN RLTY TR INC COM      910197102     2508     127850  SH
VORNADO REALTY TRUST     COM      929042109     1131      18700  SH
WASHINGTON MUTUAL INC    COM      939322103      108       2530  SH
WASHINGTON RE EST INV TR COM      939653101     3980     122650  SH
WELLS FARGO & CO         COM      949746101      356       6285  SH